UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance Hexavest U.S. Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.9%

Security	Shares	Value
Brazil — 5.3%
AMBEV SA	12,000	$75,434
Banco Bradesco SA, PFC Shares	1,440	15,370
BRF-Brasil Foods SA	1,000	21,374
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	1,100	37,239
Cia Energetica de Minas Gerais SA, PFC Shares	6,749	32,592
Itau Unibanco Holding SA, PFC Shares	2,405	30,756
Itausa-Investimentos Itau SA, PFC Shares	4,780	16,833
Petroleo Brasileiro SA(1)	4,500	21,283
Petroleo Brasileiro SA, PFC Shares	2,000	8,663
Telefonica Brasil SA, PFC Shares	978	16,230
Tractebel Energia SA	976	11,565
Vale SA, PFC Shares	4,748	28,602

		$315,941

Chile — 1.1%
Cencosud SA	4,165	$10,793
Enersis SA ADR	3,227	57,344

		$68,137

China — 20.4%
Bank of China, Ltd., Class H	56,000	$38,371
Belle International Holdings, Ltd.	22,000	28,236
China Construction Bank Corp., Class H	49,000	47,566
China Life Insurance Co., Ltd., Class H	6,000	29,158
China Longyuan Power Group Corp., Ltd., Class H	7,000	8,657
China Mengniu Dairy Co., Ltd.	9,000	45,710
China Mobile, Ltd.	15,952	227,435
China Pacific Insurance (Group) Co., Ltd., Class H	3,400	18,429
China Petroleum & Chemical Corp., Class H	16,000	15,183
China Resources Enterprise, Ltd.	8,000	24,507
China Resources Power Holdings Co., Ltd.	6,000	18,177
China Shenhua Energy Co., Ltd., Class H	11,000	28,497
China Telecom Corp., Ltd., Class H	76,000	56,399
China Unicom (Hong Kong), Ltd.	48,000	90,150
CNOOC, Ltd.	10,000	17,000
Dongfeng Motor Group Co., Ltd., Class H	16,000	26,582
Great Wall Motor Co., Ltd., Class H	3,500	26,556
Guangdong Investment, Ltd.	36,000	53,404
Hengan International Group Co., Ltd.	5,000	61,685
Huaneng Power International, Inc., Class H	14,000	19,891
Industrial & Commercial Bank of China, Ltd., Class H	52,000	45,242
Jiangxi Copper Co., Ltd., Class H	14,000	28,892
Lenovo Group, Ltd.	8,000	13,756
PetroChina Co., Ltd., Class H	22,000	28,375
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	43,058
Sinopharm Group Co., Ltd., Class H	6,800	32,474
Tencent Holdings, Ltd.	4,700	97,003
Tingyi (Cayman Islands) Holding Corp.	12,000	25,372
Want Want China Holdings, Ltd.	31,000	34,044

		$1,229,809

1

Security	Shares	Value
Czech Republic — 0.6%
CEZ AS	1,308	$33,982

		$33,982

Greece — 0.6%
Alpha Bank AE(1)	28,194	$9,879
National Bank of Greece SA(1)	9,743	13,661
OPAP SA	1,450	12,973

		$36,513

Hong Kong — 0.5%
ENN Energy Holdings, Ltd.	4,000	$28,790

		$28,790

Hungary — 0.2%
Richter Gedeon Nyrt.	704	$11,819

		$11,819

India — 2.2%
HDFC Bank, Ltd. ADR	487	$27,681
Infosys, Ltd. ADR	1,556	48,205
Reliance Industries, Ltd. GDR(2)	1,048	28,191
State Bank of India GDR(3)	274	11,528
Tata Motors, Ltd. ADR	416	17,135
Wipro, Ltd. ADR	192	2,202

		$134,942

Indonesia — 2.5%
Astra International Tbk PT	51,000	$26,838
Bank Central Asia Tbk PT	37,000	38,310
Bank Mandiri Tbk PT	20,500	16,862
Bank Rakyat Indonesia Tbk PT	26,500	23,659
Perusahaan Gas Negara Tbk PT	45,000	14,184
Telekomunikasi Indonesia Tbk PT	141,500	28,459

		$148,312

Malaysia — 4.1%
AMMB Holdings Bhd	18,300	$33,236
CIMB Group Holdings Bhd	21,900	36,229
Genting Bhd	15,900	39,031
Malayan Banking Bhd	5,900	15,246
Petronas Chemicals Group Bhd	9,300	15,292
Petronas Gas Bhd	1,500	9,564
Public Bank Bhd	3,900	21,321
Sime Darby Bhd	14,200	36,080
Tenaga Nasional Bhd	10,524	42,356

		$248,355

Mexico — 7.5%
Alfa SAB de CV, Series A	22,100	$44,871
America Movil SAB de CV, Series L	108,637	113,863
Cemex SAB de CV, Series CPO(1)	36,816	35,539
Coca-Cola Femsa SAB de CV, Series L	4,400	35,187
Fomento Economico Mexicano SAB de CV, Series UBD(1)	8,374	75,771
Grupo Bimbo SAB de CV, Series A(1)	2,456	6,584
Grupo Financiero Banorte SAB de CV, Class O	7,900	44,814
Grupo Mexico SAB de CV, Series B	9,700	29,975
Promotora y Operadora de Infraestructura SAB de CV(1)	1,082	12,413
Wal-Mart de Mexico SAB de CV, Series V	22,900	53,884

		$452,901

2

Security	Shares	Value
Peru — 0.5%
Credicorp, Ltd.	197	$30,052

		$30,052

Poland — 5.3%
Bank Pekao SA	1,151	$59,827
Bank Zachodni WBK SA	100	10,326
KGHM Polska Miedz SA	1,052	36,886
Orange Polska SA	4,698	13,308
Polska Grupa Energetyczna SA	8,272	47,598
Powszechna Kasa Oszczednosci Bank Polski SA	6,836	68,363
Powszechny Zaklad Ubezpieczen SA	583	76,038
Tauron Polska Energia SA	6,679	8,933

		$321,279

Russia — 2.1%
LUKOIL OAO ADR	623	$31,870
Magnit PJSC GDR(3)	308	16,898
Mobile TeleSystems ADR	1,606	19,400
OAO Gazprom ADR	9,908	58,050

		$126,218

South Africa — 3.2%
AngloGold Ashanti, Ltd.(1)	1,385	$15,729
Bidvest Group, Ltd. (The)	607	16,452
FirstRand, Ltd.	3,067	14,651
MTN Group, Ltd.	4,066	81,641
Shoprite Holdings, Ltd.	733	10,488
Standard Bank Group, Ltd.	3,539	51,874

		$190,835

South Korea — 20.1%
Celltrion, Inc.(1)	16	$1,274
E-Mart Co., Ltd.	217	44,705
Hana Financial Group, Inc.	1,090	32,085
Hankook Tire Co., Ltd.	714	30,006
Hynix Semiconductor, Inc.	860	36,795
Hyundai Department Store Co., Ltd.	112	15,203
Hyundai Mobis Co., Ltd.	241	52,991
Hyundai Motor Co.	655	102,796
Industrial Bank of Korea	1,390	19,099
KB Financial Group, Inc.	1,110	42,329
KCC Corp.	32	16,402
Kia Motors Corp.	1,041	47,971
Korea Electric Power Corp.	1,574	68,444
KT&G Corp.	465	41,180
LG Chem, Ltd.	184	46,480
LG Electronics, Inc.	374	21,031
Lotte Shopping Co., Ltd.	81	19,535
Naver Corp.	47	28,420
POSCO	149	35,099
Samsung C&T Corp.	463	24,589
Samsung Electronics Co., Ltd.	196	257,123
Samsung Electronics Co., Ltd., PFC Shares	21	21,309
Samsung Fire & Marine Insurance Co., Ltd.	206	54,273
Shinhan Financial Group Co., Ltd.	1,340	55,460
Shinsegae Co., Ltd.	116	21,765
SK Innovation Co., Ltd.(1)	187	20,468
SK Telecom Co., Ltd. ADR	1,368	40,561
Woori Bank	1,340	13,386

		$1,210,779

3

Security	Shares	Value
Taiwan — 13.2%
Advanced Semiconductor Engineering, Inc.	13,000	$18,436
Cathay Financial Holding Co., Ltd.	26,165	45,711
Chunghwa Telecom Co., Ltd.	23,330	75,293
CTBC Financial Holding Co., Ltd.	61,182	47,622
Delta Electronics, Inc.	3,000	18,052
Far Eastern New Century Corp.	25,514	28,025
Formosa Chemicals & Fibre Corp.	14,000	35,674
Formosa Plastics Corp.	16,000	41,130
Fubon Financial Holding Co., Ltd.	31,000	66,667
Hon Hai Precision Industry Co., Ltd.	17,826	53,415
MediaTek, Inc.	3,000	38,563
Nan Ya Plastics Corp.	23,000	56,529
President Chain Store Corp.	3,000	22,200
Quanta Computer, Inc.	10,000	25,089
Taiwan Mobile Co., Ltd.	2,000	7,046
Taiwan Semiconductor Manufacturing Co., Ltd.	37,565	180,848
Uni-President Enterprises Corp.	21,960	35,939

		$796,239

Thailand — 0.4%
Advanced Info Service PCL	3,200	$23,226

		$23,226

Turkey — 1.1%
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	2,654	$8,804
Turk Telekomunikasyon AS	3,436	9,497
Turkcell Iletisim Hizmetleri AS	5,651	25,161
Turkiye Garanti Bankasi AS	3,799	12,087
Turkiye Is Bankasi	4,154	9,341

		$64,890

Total Common Stocks (identified cost $5,354,508)		$5,473,019

Exchange-Traded Funds — 4.4%

Security	Shares	Value
Equity Funds — 4.4%
iShares China Large-Cap ETF	335	$17,196
iShares India 50 ETF	1,060	31,069
iShares MSCI Emerging Markets ETF	482	20,668
iShares MSCI India ETF	5,237	153,889
iShares MSCI South Korea Capped ETF	485	29,667
Market Vectors Gold Miners ETF	682	13,715

Total Exchange-Traded Funds (identified cost $279,569)		$266,204

4

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(4)	$67	$66,965

Total Short-Term Investments (identified cost $66,965)		$66,965

Total Investments — 96.4% (identified cost $5,701,042)		$5,806,188

Other Assets, Less Liabilities — 3.6%		$215,407

Net Assets — 100.0%		$6,021,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $28,191 or 0.5% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $28,426 or 0.5% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2015 was $232.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.4%	$1,286,400
Information Technology	13.9	839,216
Telecommunication Services	13.7	827,669
Consumer Staples	11.3	678,994
Consumer Discretionary	8.1	488,649
Utilities	7.6	455,481
Materials	6.7	405,827
Energy	4.3	257,580
Industrials	3.1	187,636
Health Care	0.8	45,567

Common Stocks	90.9%	$5,473,019
Exchange-Traded Funds	4.4	266,204
Short-Term Investments	1.1	66,965

Total Investments	96.4%	$5,806,188

5

A summary of open financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/17/15	Czech Koruna 506,671	United States Dollar 19,996	State Street Trust Company Canada	$—	$(743)	$(743)
6/17/15	Euro 30,039	United States Dollar 32,319	State Street Trust Company Canada	—	(1,429)	(1,429)
6/17/15	Mexican Peso 335,605	United States Dollar 22,384	State Street Trust Company Canada	576	—	576
6/17/15	Mexican Peso 334,360	United States Dollar 21,957	State Street Trust Company Canada	229	—	229
6/17/15	Mexican Peso 1,416,199	United States Dollar 90,730	State Street Trust Company Canada	—	(1,298)	(1,298)
6/17/15	New Turkish Lira 171,858	United States Dollar 63,112	State Street Trust Company Canada	—	(370)	(370)
6/17/15	Polish Zloty 46,518	United States Dollar 12,515	State Street Trust Company Canada	—	(388)	(388)
6/17/15	Polish Zloty 144,030	United States Dollar 38,569	State Street Trust Company Canada	—	(1,383)	(1,383)
6/17/15	Polish Zloty 642,008	United States Dollar 166,151	State Street Trust Company Canada	—	(11,933)	(11,933)
6/17/15	South African Rand 114,639	United States Dollar 9,386	State Street Trust Company Canada	—	(183)	(183)
6/17/15	United States Dollar 9,546	Euro 8,862	State Street Trust Company Canada	411	—	411
6/17/15	United States Dollar 123,871	New Turkish Lira 333,227	State Street Trust Company Canada	—	(781)	(781)
6/17/15	United States Dollar 282,898	South African Rand 3,522,501	State Street Trust Company Canada	11,121	—	11,121
6/17/15	United States Dollar 8,942	South African Rand 107,165	State Street Trust Company Canada	3	—	3
6/24/15	Brazilian Real 37,843	United States Dollar 12,375	State Street Trust Company Canada	27	—	27
6/24/15	Chilean Peso 73,925,607	United States Dollar 114,215	State Street Trust Company Canada	—	(6,084)	(6,084)
6/24/15	Indian Rupee 3,773,888	United States Dollar 59,893	State Street Trust Company Canada	1,164	—	1,164
6/24/15	Indian Rupee 2,787,934	United States Dollar 43,801	State Street Trust Company Canada	415	—	415
6/24/15	Indonesian Rupiah 759,011,542	United States Dollar 57,497	State Street Trust Company Canada	—	(256)	(256)
6/24/15	Malaysian Ringgit 34,655	United States Dollar 9,448	State Street Trust Company Canada	—	(224)	(224)
6/24/15	Malaysian Ringgit 469,186	United States Dollar 125,659	State Street Trust Company Canada	—	(5,285)	(5,285)
6/24/15	New Taiwan Dollar 391,351	United States Dollar 12,860	State Street Trust Company Canada	78	—	78
6/24/15	New Taiwan Dollar 365,871	United States Dollar 11,807	State Street Trust Company Canada	—	(143)	(143)
6/24/15	New Taiwan Dollar 563,712	United States Dollar 18,155	State Street Trust Company Canada	—	(257)	(257)
6/24/15	New Taiwan Dollar 605,866	United States Dollar 19,403	State Street Trust Company Canada	—	(386)	(386)
6/24/15	Peruvian New Sol 95,456	United States Dollar 30,233	State Street Trust Company Canada	—	(18)	(18)

6

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/24/15	Russian Ruble 597,138	United States Dollar 11,297	State Street Trust Company Canada	$—	$(79)	$(79)
6/24/15	Russian Ruble 7,988,130	United States Dollar 149,367	State Street Trust Company Canada	—	(2,813)	(2,813)
6/24/15	South Korean Won 20,573,221	United States Dollar 19,149	State Street Trust Company Canada	75	—	75
6/24/15	South Korean Won 12,652,846	United States Dollar 11,737	State Street Trust Company Canada	7	—	7
6/24/15	South Korean Won 36,256,830	United States Dollar 32,668	State Street Trust Company Canada	—	(945)	(945)
6/24/15	South Korean Won 1,049,246,629	United States Dollar 925,629	State Street Trust Company Canada	—	(47,118)	(47,118)
6/24/15	Thai Baht 856,171	United States Dollar 26,311	State Street Trust Company Canada	377	—	377
6/24/15	United States Dollar 70,108	Brazilian Real 235,330	State Street Trust Company Canada	6,680	—	6,680
6/24/15	United States Dollar 25,915	Brazilian Real 83,996	State Street Trust Company Canada	1,493	—	1,493
6/24/15	United States Dollar 29,069	Brazilian Real 91,365	State Street Trust Company Canada	743	—	743
6/24/15	United States Dollar 78,717	Chilean Peso 48,962,134	State Street Trust Company Canada	959	—	959
6/24/15	United States Dollar 19,703	Chilean Peso 12,262,004	State Street Trust Company Canada	251	—	251
6/24/15	United States Dollar 20,542	Indian Rupee 1,301,979	State Street Trust Company Canada	—	(281)	(281)
6/24/15	United States Dollar 479,178	Indian Rupee 30,547,594	State Street Trust Company Canada	—	(3,794)	(3,794)
6/24/15	United States Dollar 48,925	Indonesian Rupiah 660,726,615	State Street Trust Company Canada	1,350	—	1,350
6/24/15	United States Dollar 29,746	New Taiwan Dollar 938,191	State Street Trust Company Canada	897	—	897
6/24/15	United States Dollar 19,373	Peruvian New Sol 61,239	State Street Trust Company Canada	34	—	34
6/24/15	United States Dollar 6,038	Peruvian New Sol 19,000	State Street Trust Company Canada	—	(16)	(16)
6/24/15	United States Dollar 79,156	Philippine Peso 3,547,760	State Street Trust Company Canada	197	—	197
6/24/15	United States Dollar 232,548	Russian Ruble 14,892,343	State Street Trust Company Canada	51,163	—	51,163
6/24/15	United States Dollar 205,745	South Korean Won 225,393,627	State Street Trust Company Canada	3,215	—	3,215
6/24/15	United States Dollar 149,740	South Korean Won 162,145,623	State Street Trust Company Canada	584	—	584
6/24/15	United States Dollar 20,744	South Korean Won 22,776,654	State Street Trust Company Canada	372	—	372
6/24/15	United States Dollar 66,071	Thai Baht 2,198,517	State Street Trust Company Canada	523	—	523
6/24/15	United States Dollar 219,336	Yuan Renminbi 1,362,628	State Street Trust Company Canada	2,416	—	2,416
6/24/15	United States Dollar 52,751	Yuan Renminbi 326,766	State Street Trust Company Canada	427	—	427
6/24/15	United States Dollar 51,250	Yuan Renminbi 315,442	State Street Trust Company Canada	85	—	85
6/24/15	Yuan Renminbi 535,764	United States Dollar 86,763	State Street Trust Company Canada	—	(426)	(426)
6/24/15	Yuan Renminbi 913,086	United States Dollar 148,000	State Street Trust Company Canada	—	(595)	(595)

				$85,872	$(87,228)	$(1,356)

7

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	1 E-mini MSCI Emerging Markets Index	Long	$51,758	$51,935	$177

					$177

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$177	$—

Total		$177	$—

Foreign Exchange	Forward foreign currency exchange contracts	$85,872	$(87,228)

Total		$85,872	$(87,228)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,708,791

Gross unrealized appreciation	$571,569
Gross unrealized depreciation	(474,027)

Net unrealized appreciation	$97,542

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$163,975	$3,656,477		$—	$3,820,452
Emerging Europe	19,400	575,301		—	594,701
Latin America	867,031	—		—	867,031
Middle East/Africa	—	190,835		—	190,835
Total Common Stocks	$1,050,406	$4,422,613	*	$—	$5,473,019

8

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$266,204	$—	$—	$266,204
Short-Term Investments	—	66,965	—	66,965
Total Investments	$1,316,610	$4,489,578	$—	$5,806,188
Forward Foreign Currency Exchange Contracts	$—	$85,872	$—	$85,872
Futures Contracts	177	—	—	177
Total	$1,316,787	$4,575,450	$—	$5,892,237

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(87,228)	$—	$(87,228)
Total	$—	$(87,228)	$—	$(87,228)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Hexavest Global Equity Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 83.2%

Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co. (The)	1,209	$173,298
Rolls-Royce Holdings PLC	2,659	42,392
Rolls-Royce Holdings PLC, Class C(1)	374,919	575
United Technologies Corp.	3,245	369,119

		$585,384

Air Freight & Logistics — 0.2%
Deutsche Post AG	4,651	$153,149

		$153,149

Auto Components — 1.1%
Aisin Seiki Co., Ltd.	1,100	$50,301
Bridgestone Corp.	2,300	96,332
Compagnie Generale des Etablissements Michelin, Class B	485	54,085
Continental AG	177	41,481
Denso Corp.	1,300	64,539
Goodyear Tire & Rubber Co. (The)	10,804	306,455
Nokian Renkaat Oyj	1,346	43,740
Toyota Industries Corp.	1,100	62,298

		$719,231

Automobiles — 3.2%
Bayerische Motoren Werke AG	941	$111,005
Daimler AG	2,768	266,134
Ford Motor Co.	29,772	470,398
Fuji Heavy Industries, Ltd.	1,000	33,440
General Motors Co.	12,633	442,913
Honda Motor Co., Ltd.	5,300	177,684
Mazda Motor Corp.	3,800	74,488
Nissan Motor Co., Ltd.	6,400	66,436
Suzuki Motor Corp.	1,000	32,322
Toyota Motor Corp.	4,600	320,202
Volkswagen AG, PFC Shares	599	154,210

		$2,149,232

Banks — 7.9%
Australia and New Zealand Banking Group, Ltd.	3,448	$92,261
Banco Bilbao Vizcaya Argentaria SA	16,447	165,261
Banco Santander SA	33,893	256,250
Bank of America Corp.	9,327	148,579
Bank of Yokohama, Ltd. (The)	5,000	31,733
Barclays PLC	53,186	208,088
BNP Paribas SA	1,170	73,887
Citigroup, Inc.	9,817	523,442
Commonwealth Bank of Australia	2,131	149,164
DBS Group Holdings, Ltd.	3,511	55,791
HSBC Holdings PLC	11,215	112,032
JPMorgan Chase & Co.	11,403	721,354

Security	Shares	Value
Lloyds Banking Group PLC	144,975	$171,690
Mitsubishi UFJ Financial Group, Inc.	23,900	169,794
Mizuho Financial Group, Inc.	105,400	200,922
National Australia Bank, Ltd.	2,674	77,427
Nordea Bank AB	8,702	110,560
Oversea-Chinese Banking Corp., Ltd.	8,000	64,423
PNC Financial Services Group, Inc. (The)	2,034	186,579
Resona Holdings, Inc.	12,600	67,184
Standard Chartered PLC	4,550	74,494
Sumitomo Mitsui Financial Group, Inc.	6,100	266,354
Sumitomo Mitsui Trust Holding, Inc.	26,000	114,450
Svenska Handelsbanken AB, Class A	3,090	142,631
Swedbank AB, Class A	2,677	62,247
U.S. Bancorp	10,109	433,373
United Overseas Bank, Ltd.	3,000	55,395
Wells Fargo & Co.	10,151	559,320
Westpac Banking Corp.	1,947	55,939

		$5,350,624

Beverages — 3.0%
Anheuser-Busch InBev NV	1,495	$182,014
Coca-Cola Co. (The)	23,073	935,841
Diageo PLC	7,050	195,725
Heineken NV	530	41,752
PepsiCo, Inc.	5,980	568,818
SABMiller PLC	2,421	128,150

		$2,052,300

Biotechnology — 0.2%
CSL, Ltd.	1,903	$136,413

		$136,413

Building Products — 0.1%
Assa Abloy AB	1,444	$83,772

		$83,772

Capital Markets — 0.7%
Credit Suisse Group AG	4,010	$106,133
Deutsche Bank AG	3,228	103,237
Partners Group Holding AG	200	62,687
UBS Group AG	9,855	196,877

		$468,934

Chemicals — 2.2%
Akzo Nobel NV	1,975	$151,115
Asahi Kasei Corp.	12,000	112,999
BASF SE	3,512	348,910
E.I. du Pont de Nemours & Co.	123	9,004
Linde AG	136	26,576
LyondellBasell Industries NV, Class A	4,521	468,014
Mitsubishi Chemical Holdings Corp.	6,500	40,470
Shin-Etsu Chemical Co., Ltd.	1,600	97,806
Sumitomo Chemical Co., Ltd.	13,000	73,111
Syngenta AG	195	65,253
Toray Industries, Inc.	11,000	95,619

		$1,488,877

Security	Shares	Value
Communications Equipment — 1.9%
Cisco Systems, Inc.	25,546	$736,491
QUALCOMM, Inc.	7,215	490,620
Telefonaktiebolaget LM Ericsson, Class B	7,488	81,895

		$1,309,006

Construction & Engineering — 1.1%
Balfour Beatty PLC	2,870	$10,623
Fluor Corp.	4,046	243,326
Jacobs Engineering Group, Inc.(1)	4,707	201,742
KBR, Inc.	11,079	193,550
Quanta Services, Inc.(1)	4,016	116,103
Skanska AB, Class B	236	5,252

		$770,596

Consumer Finance — 0.5%
American Express Co.	2,956	$228,942
Capital One Financial Corp.	1,538	124,348

		$353,290

Containers & Packaging — 0.1%
Amcor, Ltd.	6,047	$64,377

		$64,377

Diversified Financial Services — 0.5%
ING Groep NV(1)	5,708	$87,570
London Stock Exchange Group PLC	4,841	188,438
ORIX Corp.	6,000	92,270

		$368,278

Diversified Telecommunication Services — 5.7%
AT&T, Inc.	34,768	$1,204,364
BT Group PLC	19,258	134,317
CenturyLink, Inc.	8,062	289,910
Deutsche Telekom AG	7,890	145,023
Nippon Telegraph & Telephone Corp.	1,800	121,545
Singapore Telecommunications, Ltd.	48,000	159,784
Swisscom AG	27	16,052
Telecom Italia SpA(1)	41,528	49,014
Telefonica SA	15,941	242,629
Telenor ASA	2,859	64,571
TeliaSonera AB	16,649	103,509
Telstra Corp., Ltd.	11,279	55,444
Verizon Communications, Inc.	25,546	1,288,540

		$3,874,702

Electric Utilities — 3.2%
American Electric Power Co., Inc.	840	$47,771
Chubu Electric Power Co., Inc.	4,900	64,947
CLP Holdings, Ltd.	10,000	87,537
Duke Energy Corp.	3,984	309,039
Edison International	5,424	330,539
Enel SpA	6,220	29,482
Entergy Corp.	2,095	161,692
Exelon Corp.	8,563	291,313
FirstEnergy Corp.	4,592	164,899
Iberdrola SA	9,758	65,313
NextEra Energy, Inc.	1,120	113,042
PPL Corp.	3,008	102,362
Southern Co. (The)	3,504	155,227

Security	Shares	Value
SSE PLC	3,954	$93,685
Xcel Energy, Inc.	3,867	131,130

		$2,147,978

Electrical Equipment — 0.4%
ABB, Ltd.	7,186	$157,463
Mitsubishi Electric Corp.	7,000	91,418

		$248,881

Electronic Equipment, Instruments & Components — 0.3%
Hitachi, Ltd.	13,310	$90,813
Keyence Corp.	100	53,385
Kyocera Corp.	1,500	78,302

		$222,500

Food & Staples Retailing — 5.6%
Costco Wholesale Corp.	3,317	$474,497
CVS Health Corp.	1,865	185,176
Distribuidora Internacional de Alimentacion SA	12,135	97,188
J Sainsbury PLC	5,751	23,913
Koninklijke Ahold NV	1,948	37,741
Lawson, Inc.	1,700	122,247
Seven & i Holdings Co., Ltd.	5,100	219,220
Sysco Corp.	5,693	210,812
Tesco PLC	23,018	77,586
Wal-Mart Stores, Inc.	13,923	1,086,690
Walgreens Boots Alliance, Inc.	10,883	902,527
Wesfarmers, Ltd.	2,207	76,074
Whole Foods Market, Inc.	4,231	202,072
WM Morrison Supermarkets PLC	36,664	104,539

		$3,820,282

Food Products — 2.5%
Archer-Daniels-Midland Co.	8,567	$418,755
Associated British Foods PLC	997	43,527
Nestle SA	11,218	870,340
Tate & Lyle PLC	4,883	44,484
Unilever NV	4,430	193,239
Unilever PLC	3,289	144,172

		$1,714,517

Gas Utilities — 0.4%
Hong Kong & China Gas Co., Ltd.	44,800	$106,714
Osaka Gas Co., Ltd.	21,000	89,128
Tokyo Gas Co., Ltd.	14,000	80,791

		$276,633

Health Care Equipment & Supplies — 0.1%
Smith and Nephew PLC	3,104	$52,828

		$52,828

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	3,967	$334,577
UnitedHealth Group, Inc.	124	13,813

		$348,390

Hotels, Restaurants & Leisure — 1.3%
Compass Group PLC	2,025	$35,797
Galaxy Entertainment Group, Ltd.	7,000	33,641
McDonald’s Corp.	7,078	683,381
MGM China Holdings, Ltd.	25,600	48,127

Security	Shares	Value
Sands China, Ltd.	12,800	$52,014
SJM Holdings, Ltd.	23,477	29,735
Wynn Macau, Ltd.	15,200	30,728

		$913,423

Household Durables — 0.2%
Nikon Corp.	3,400	$48,343
Panasonic Corp.	7,400	105,996

		$154,339

Household Products — 1.9%
Henkel AG & Co. KGaA, PFC Shares	102	$11,848
Procter & Gamble Co. (The)	13,628	1,083,562
Reckitt Benckiser Group PLC	1,588	141,339
Svenska Cellulosa AB SCA, Class B	3,687	93,263

		$1,330,012

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	3,146	$41,685
NRG Energy, Inc.	1,513	38,188

		$79,873

Industrial Conglomerates — 0.6%
3M Co.	121	$18,923
General Electric Co.	110	2,979
Koninklijke Philips NV	3,938	112,801
Siemens AG	2,238	243,454
Toshiba Corp.	15,000	60,098

		$438,255

Insurance — 2.0%
AIA Group, Ltd.	27,502	$182,901
Allianz SE	433	73,703
Assurant, Inc.	1,582	97,230
Insurance Australia Group, Ltd.	15,952	73,108
Mapfre SA	27,501	102,196
MetLife, Inc.	1,503	77,089
Muenchener Rueckversicherungs-Gesellschaft AG	342	66,758
QBE Insurance Group, Ltd.	3,725	40,177
Swiss Re AG	608	53,934
Tokio Marine Holdings, Inc.	3,000	122,297
Travelers Companies, Inc. (The)	3,914	395,745
Zurich Insurance Group AG	218	67,286

		$1,352,424

IT Services — 1.0%
International Business Machines Corp.	1,624	$278,175
MasterCard, Inc., Class A	857	77,310
Paychex, Inc.	3,840	185,817
Visa, Inc., Class A	1,712	113,078

		$654,380

Machinery — 0.5%
Caterpillar, Inc.	125	$10,860
Cummins, Inc.	1,105	152,777
FANUC Corp.	400	87,985
Komatsu, Ltd.	2,600	52,310
SMC Corp.	200	60,164

		$364,096

Security	Shares	Value
Media — 1.2%
Comcast Corp., Class A	2,976	$171,894
Pearson PLC	3,307	66,831
ProSiebenSat.1 Media AG	764	39,061
Reed Elsevier PLC	2,531	41,889
Sky PLC	3,619	59,670
Viacom, Inc., Class B	5,553	385,656
Vivendi SA	2,048	51,340
Walt Disney Co. (The)	124	13,481

		$829,822

Metals & Mining — 1.1%
Anglo American PLC	1,767	$29,937
BHP Billiton PLC	5,091	122,370
BHP Billiton, Ltd.	2,651	67,697
Glencore PLC	25,106	119,268
Newcrest Mining, Ltd.(1)	3,176	35,601
Randgold Resources, Ltd.	505	38,431
Rio Tinto PLC	2,875	128,659
Yamana Gold, Inc.	56,280	215,044

		$757,007

Multi-Utilities — 2.1%
AGL Energy, Ltd.	6,406	$76,850
Ameren Corp.	4,093	167,567
Centrica PLC	22,427	87,566
Consolidated Edison, Inc.	4,265	262,511
DTE Energy Co.	696	55,422
E.ON SE	8,429	131,223
National Grid PLC	8,603	115,739
PG&E Corp.	6,772	358,374
Public Service Enterprise Group, Inc.	2,840	117,974
RWE AG	3,635	90,328

		$1,463,554

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	2,224	$173,783

		$173,783

Oil, Gas & Consumable Fuels — 1.7%
BP PLC	20,064	$144,710
Enbridge, Inc.	1,743	91,101
Marathon Petroleum Corp.	6,702	660,616
Royal Dutch Shell PLC, Class A	3,435	108,307
Royal Dutch Shell PLC, Class B	1,213	38,835
Statoil ASA	1,268	26,882
TransCanada Corp.	1,910	88,653

		$1,159,104

Paper & Forest Products — 0.5%
Domtar Corp.	3,316	$143,318
Louisiana-Pacific Corp.(1)	12,323	187,802

		$331,120

Pharmaceuticals — 11.7%
AbbVie, Inc.	3,427	$221,590
Astellas Pharma, Inc.	7,300	113,666
AstraZeneca PLC	3,612	247,879
Bayer AG	2,457	353,642
Daiichi Sankyo Co., Ltd.	5,000	86,843

Security	Shares	Value
Eli Lilly & Co.	13,930	$1,001,149
GlaxoSmithKline PLC	15,238	351,947
Indivior PLC(1)	1,719	5,257
Johnson & Johnson	8,678	860,858
Merck & Co., Inc.	14,139	842,119
Merck KGaA	652	70,289
Novartis AG	8,785	896,703
Novo Nordisk A/S, Class B	2,156	121,039
Pfizer, Inc.	39,949	1,355,470
Roche Holding AG PC	2,758	789,216
Sanofi	3,172	322,879
Shire PLC	2,162	175,692
Takeda Pharmaceutical Co., Ltd.	2,600	133,487
Teva Pharmaceutical Industries, Ltd.	455	27,648

		$7,977,373

Real Estate Investment Trusts (REITs) — 0.4%
Federation Centres	7,926	$18,415
Goodman Group	16,042	78,717
GPT Group (The)	5,026	17,713
Mirvac Group	30,300	48,002
Stockland	9,653	33,737
Westfield Corp.	6,480	48,177

		$244,761

Real Estate Management & Development — 0.3%
Mitsubishi Estate Co., Ltd.	4,000	$94,149
Mitsui Fudosan Co., Ltd.	3,000	88,933

		$183,082

Road & Rail — 0.7%
Asciano, Ltd.	20,207	$104,994
Aurizon Holdings, Ltd.	17,599	67,187
Central Japan Railway Co.	400	71,442
East Japan Railway Co.	1,900	167,935
MTR Corp., Ltd.	10,500	51,402

		$462,960

Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	11,852	$385,783

		$385,783

Software — 4.2%
Microsoft Corp.	31,110	$1,513,190
Oracle Corp.	21,341	930,895
SAP SE	2,055	155,286
Symantec Corp.	9,743	242,844

		$2,842,215

Specialty Retail — 0.8%
Dick’s Sporting Goods, Inc.	1,781	$96,637
Hennes & Mauritz AB, Class B	3,818	151,791
Home Depot, Inc. (The)	114	12,196
Industria de Diseno Textil SA	2,289	73,452
Kingfisher PLC	8,477	45,543
Staples, Inc.	8,156	133,106

		$512,725

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	14,261	$1,784,764
Canon, Inc.	1,400	49,917
Hewlett-Packard Co.	7,064	232,900

		$2,067,581

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
Adidas AG	1,860	$152,401
Burberry Group PLC	3,516	93,733
Compagnie Financiere Richemont SA, Class A	1,900	169,352
Hugo Boss AG	295	36,300
LVMH Moet Hennessy Louis Vuitton SE	666	116,461
Michael Kors Holdings, Ltd.(1)	980	60,623
NIKE, Inc., Class B	126	12,454
Swatch Group, Ltd. (The), Bearer Shares	106	47,388

		$688,712

Tobacco — 1.3%
British American Tobacco PLC	4,168	$229,005
Imperial Tobacco Group PLC	3,865	188,730
Japan Tobacco, Inc.	7,000	244,446
Philip Morris International, Inc.	2,491	207,924

		$870,105

Trading Companies & Distributors — 0.4%
United Rentals, Inc.(1)	2,992	$288,967

		$288,967

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA	2,156	$39,729
Fraport AG	423	26,754

		$66,483

Wireless Telecommunication Services — 1.9%
KDDI Corp.	3,800	$89,917
NTT DoCoMo, Inc.	6,300	111,588
Rogers Communications Inc., Class B	16,291	581,966
SoftBank Corp.	3,400	212,535
Vodafone Group PLC	81,027	285,475

		$1,281,481

Total Common Stocks (identified cost $49,269,770)		$56,633,594

Exchange-Traded Funds — 5.8%

Security	Shares	Value
Equity Funds — 5.8%
iShares MSCI Australia ETF	17,322	$403,949
iShares MSCI Emerging Markets ETF	29,549	1,267,061
iShares MSCI Japan ETF	67,774	871,574
iShares MSCI South Korea Capped ETF	1,755	107,353
iShares MSCI Switzerland Capped ETF	12,900	445,566
iShares MSCI United Kingdom ETF	17,915	344,147
Market Vectors Gold Miners ETF	27,097	544,921

Total Exchange-Traded Funds (identified cost $3,821,942)		$3,984,571

Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$4,194	$4,194,249

Value
Total Short-Term Investments (identified cost $4,194,249)	$4,194,249

Total Investments — 95.2% (identified cost $57,285,961)	$64,812,414

Other Assets, Less Liabilities — 4.8%	$3,294,092

Net Assets — 100.0%	$68,106,506

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2015 was $3,025.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	48.7%	$33,148,419
Japan	7.9	5,354,601
United Kingdom	7.3	4,947,106
Switzerland	5.2	3,498,684
Germany	4.1	2,800,772
Australia	2.1	1,417,474
Spain	1.5	1,042,018
Canada	1.4	976,764
Sweden	1.2	834,920
Other (less than 1.0% each)	3.8	2,612,836

Common Stocks	83.2%	$56,633,594
Exchange-Traded Funds	5.8	3,984,571
Short-Term Investments	6.2	4,194,249

Total Investments	95.2%	$64,812,414

A summary of open financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/17/15	Australian Dollar 2,018,017	United States Dollar 1,537,709	State Street Trust Company Canada	$—	$(55,393)	$(55,393)
6/17/15	British Pound Sterling 1,391,717	United States Dollar 2,096,635	State Street Trust Company Canada	—	(39,004)	(39,004)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/17/15	Canadian Dollar 140,402	United States Dollar 110,016	State Street Trust Company Canada	$—	$(6,281)	$(6,281)
6/17/15	Canadian Dollar 1,419,290	United States Dollar 1,122,900	State Street Trust Company Canada	—	(52,716)	(52,716)
6/17/15	Euro 241,122	United States Dollar 256,820	State Street Trust Company Canada	—	(14,076)	(14,076)
6/17/15	Euro 921,103	United States Dollar 989,366	State Street Trust Company Canada	—	(45,473)	(45,473)
6/17/15	Euro 3,458,321	United States Dollar 3,720,791	State Street Trust Company Canada	—	(164,557)	(164,557)
6/17/15	Hong Kong Dollar 1,274,076	United States Dollar 164,371	State Street Trust Company Canada	—	(14)	(14)
6/17/15	Israeli Shekel 422,985	United States Dollar 104,933	State Street Trust Company Canada	—	(4,617)	(4,617)
6/17/15	Japanese Yen 35,911,658	United States Dollar 300,118	State Street Trust Company Canada	—	(776)	(776)
6/17/15	Japanese Yen 11,363,527	United States Dollar 94,114	State Street Trust Company Canada	—	(1,098)	(1,098)
6/17/15	Japanese Yen 19,969,240	United States Dollar 164,808	State Street Trust Company Canada	—	(2,509)	(2,509)
6/17/15	Japanese Yen 177,357,061	United States Dollar 1,466,961	State Street Trust Company Canada	—	(19,067)	(19,067)
6/17/15	Norwegian Krone 888,713	United States Dollar 109,971	State Street Trust Company Canada	—	(7,912)	(7,912)
6/17/15	Singapore Dollar 262,668	United States Dollar 190,892	State Street Trust Company Canada	—	(7,456)	(7,456)
6/17/15	Swiss Franc 1,263,968	Euro 1,210,754	State Street Trust Company Canada	3,346	—	3,346
6/17/15	Swiss Franc 124,105	United States Dollar 127,135	State Street Trust Company Canada	—	(6,095)	(6,095)
6/17/15	Swiss Franc 665,349	United States Dollar 689,394	State Street Trust Company Canada	—	(24,879)	(24,879)
6/17/15	Swiss Franc 394,400	United States Dollar 396,940	State Street Trust Company Canada	—	(26,460)	(26,460)
6/17/15	Swiss Franc 1,308,972	United States Dollar 1,356,067	State Street Trust Company Canada	—	(49,156)	(49,156)
6/17/15	United States Dollar 2,169,435	British Pound Sterling 1,456,371	State Street Trust Company Canada	65,418	—	65,418
6/17/15	United States Dollar 171,105	British Pound Sterling 111,636	State Street Trust Company Canada	205	—	205
6/17/15	United States Dollar 91,055	Canadian Dollar 116,334	State Street Trust Company Canada	5,306	—	5,306
6/17/15	United States Dollar 139,217	Canadian Dollar 168,178	State Street Trust Company Canada	87	—	87
6/17/15	United States Dollar 554,107	Danish Krone 3,826,942	State Street Trust Company Canada	22,291	—	22,291
6/17/15	United States Dollar 6,236,080	Euro 5,672,913	State Street Trust Company Canada	137,312	—	137,312
6/17/15	United States Dollar 202,447	Euro 190,096	State Street Trust Company Canada	11,121	—	11,121
6/17/15	United States Dollar 365,309	Hong Kong Dollar 2,834,800	State Street Trust Company Canada	446	—	446
6/17/15	United States Dollar 170,758	Japanese Yen 20,517,004	State Street Trust Company Canada	1,149	—	1,149
6/17/15	United States Dollar 135,753	Japanese Yen 16,167,295	State Street Trust Company Canada	—	(292)	(292)
6/17/15	United States Dollar 111,819	Singapore Dollar 155,742	State Street Trust Company Canada	5,786	—	5,786
6/17/15	United States Dollar 1,397,441	Swiss Franc 1,342,325	State Street Trust Company Canada	43,587	—	43,587

				$296,054	$(527,831)	$(231,777)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/15	55 E-mini MSCI Emerging Markets Index	Long	$2,753,104	$2,856,425	$103,321
6/15	33 Euro Stoxx 50 Index	Long	1,334,023	1,315,038	(18,985)
6/15	2 FTSE 100 Index	Long	205,587	212,095	6,508
6/15	3 Nikkei 225 Index	Long	235,878	242,226	6,348
6/15	10 TOPIX Index	Long	1,311,096	1,322,158	11,062

					$108,254

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

FTSE 100 Index: Market capitalization-weighted stock index of 100, largest, blue-chip companies listed on the London Stock Exchange.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First section of the Tokyo Stock Exchange.

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$127,239	$(18,985)

Total		$127,239	$(18,985)

Foreign Exchange	Forward foreign currency exchange contracts	$296,054	$(527,831)

Total		$296,054	$(527,831)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,557,790

Gross unrealized appreciation	$8,252,065
Gross unrealized depreciation	(997,441)

Net unrealized appreciation	$7,254,624

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,962,977	$3,178,290	$—	$6,141,267
Consumer Staples	6,276,674	3,510,542	—	9,787,216
Energy	840,370	318,734	—	1,159,104
Financials	3,496,001	4,825,392	—	8,321,393
Health Care	4,629,576	3,885,428	—	8,515,004
Industrials	1,771,644	1,690,899	—	3,462,543
Information Technology	6,971,867	509,598	—	7,481,465
Materials	1,023,182	1,618,199	—	2,641,381
Telecommunication Services	3,364,780	1,791,403	—	5,156,183
Utilities	2,848,735	1,119,303	—	3,968,038
Total Common Stocks	$34,185,806	$22,447,788 *	$—	$56,633,594
Exchange-Traded Funds	$3,984,571	$—	$—	$3,984,571
Short-Term Investments	—	4,194,249	—	4,194,249
Total Investments	$38,170,377	$26,642,037	$—	$64,812,414
Forward Foreign Currency Exchange Contracts	$—	$296,054	$—	$296,054
Futures Contracts	103,321	23,918	—	127,239
Total	$38,273,698	$26,962,009	$—	$65,235,707

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(527,831)	$—	$(527,831)
Futures Contracts	—	(18,985)	—	(18,985)
Total	$—	$(546,816)	$—	$(546,816)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.5%

Security	Shares	Value
Aerospace & Defense — 0.1%
Rolls-Royce Holdings PLC	738	$11,766
Rolls-Royce Holdings PLC, Class C(1)	104,058	160

		$11,926

Air Freight & Logistics — 0.6%
Deutsche Post AG	1,644	$54,134

		$54,134

Auto Components — 1.4%
Aisin Seiki Co., Ltd.	200	$9,146
Bridgestone Corp.	1,100	46,072
Compagnie Generale des Etablissements Michelin, Class B	152	16,950
Continental AG	52	12,186
Denso Corp.	300	14,894
Nokian Renkaat Oyj	424	13,778
Toyota Industries Corp.	200	11,327

		$124,353

Automobiles — 4.9%
Bayerische Motoren Werke AG	353	$41,642
Daimler AG	667	64,130
Honda Motor Co., Ltd.	2,000	67,051
Mazda Motor Corp.	1,200	23,522
Nissan Motor Co., Ltd.	1,700	17,647
Suzuki Motor Corp.	200	6,464
Toyota Motor Corp.	2,400	167,062
Volkswagen AG, PFC Shares	237	61,015

		$448,533

Banks — 11.6%
Australia and New Zealand Banking Group, Ltd.	1,276	$34,143
Banco Bilbao Vizcaya Argentaria SA	5,850	58,781
Banco Santander SA	11,710	88,534
Bank of Yokohama, Ltd. (The)	1,000	6,347
Barclays PLC	19,715	77,134
BNP Paribas SA	707	44,648
Commonwealth Bank of Australia	708	49,558
DBS Group Holdings, Ltd.	850	13,507
HSBC Holdings PLC	7,500	74,921
Lloyds Banking Group PLC	53,647	63,533
Mitsubishi UFJ Financial Group, Inc.	12,800	90,936
Mizuho Financial Group, Inc.	44,200	84,258
National Australia Bank, Ltd.	1,018	29,477
Nordea Bank AB	3,373	42,854
Oversea-Chinese Banking Corp., Ltd.	2,000	16,106
Resona Holdings, Inc.	3,400	18,129
Standard Chartered PLC	1,327	21,726
Sumitomo Mitsui Financial Group, Inc.	2,000	87,329
Sumitomo Mitsui Trust Holding, Inc.	11,000	48,421
Svenska Handelsbanken AB, Class A	1,161	53,590
Swedbank AB, Class A	672	15,626
United Overseas Bank, Ltd.	1,000	18,465
Westpac Banking Corp.	616	17,698

		$1,055,721

1

Security	Shares	Value
Beverages — 2.5%
Anheuser-Busch InBev NV	711	$86,563
Diageo PLC	2,722	75,569
Heineken NV	282	22,215
SABMiller PLC	914	48,381

		$232,728

Biotechnology — 0.4%
CSL, Ltd.	491	$35,196

		$35,196

Building Products — 0.3%
Assa Abloy AB	462	$26,802

		$26,802

Capital Markets — 1.7%
Credit Suisse Group AG	1,036	$27,420
Deutsche Bank AG	1,266	40,489
Partners Group Holding AG	71	22,254
UBS Group AG	3,038	60,691

		$150,854

Chemicals — 3.8%
Akzo Nobel NV	627	$47,974
Asahi Kasei Corp.	4,000	37,667
BASF SE	1,259	125,079
Linde AG	56	10,943
Mitsubishi Chemical Holdings Corp.	2,000	12,452
Shin-Etsu Chemical Co., Ltd.	400	24,452
Sumitomo Chemical Co., Ltd.	4,000	22,496
Syngenta AG	25	8,366
Toray Industries, Inc.	7,000	60,848

		$350,277

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	2,360	$25,811

		$25,811

Construction & Engineering — 0.1%
Balfour Beatty PLC	1,378	$5,100

		$5,100

Containers & Packaging — 0.3%
Amcor, Ltd.	2,417	$25,732

		$25,732

Diversified Financial Services — 1.9%
ING Groep NV(1)	2,432	$37,311
London Stock Exchange Group PLC	2,686	104,553
ORIX Corp.	1,800	27,681

		$169,545

Diversified Telecommunication Services — 4.9%
BT Group PLC	6,504	$45,363
Deutsche Telekom AG	4,159	76,445
Nippon Telegraph & Telephone Corp.	600	40,515
Singapore Telecommunications, Ltd.	19,000	63,248
Swisscom AG	18	10,701
Telecom Italia SpA(1)	13,074	15,431
Telefonica SA	7,438	113,209
Telenor ASA	894	20,191

2

Security	Shares	Value
TeliaSonera AB	6,056	$37,651
Telstra Corp., Ltd.	4,663	22,922

		$445,676

Electric Utilities — 1.5%
Chubu Electric Power Co., Inc.	1,000	$13,255
CLP Holdings, Ltd.	4,000	35,015
Enel SpA	3,288	15,585
Iberdrola SA	6,518	43,627
SSE PLC	1,324	31,370

		$138,852

Electrical Equipment — 0.7%
ABB, Ltd.	1,327	$29,078
Mitsubishi Electric Corp.	3,000	39,179

		$68,257

Electronic Equipment, Instruments & Components — 0.6%
Hitachi, Ltd.	5,622	$38,358
Kyocera Corp.	400	20,881

		$59,239

Food & Staples Retailing — 2.7%
Distribuidora Internacional de Alimentacion SA	3,712	$29,729
J Sainsbury PLC	1,460	6,071
Koninklijke Ahold NV	416	8,059
Lawson, Inc.	500	35,955
Seven & i Holdings Co., Ltd.	1,800	77,372
Tesco PLC	8,179	27,569
Wesfarmers, Ltd.	735	25,335
WM Morrison Supermarkets PLC	11,920	33,987

		$244,077

Food Products — 4.8%
Associated British Foods PLC	313	$13,665
Nestle SA	3,371	261,536
Tate & Lyle PLC	1,444	13,155
Unilever NV	2,256	98,408
Unilever PLC	1,141	50,015

		$436,779

Gas Utilities — 1.2%
Hong Kong & China Gas Co., Ltd.	10,500	$25,011
Osaka Gas Co., Ltd.	7,000	29,709
Tokyo Gas Co., Ltd.	9,000	51,937

		$106,657

Health Care Equipment & Supplies — 0.1%
Smith and Nephew PLC	750	$12,765

		$12,765

Hotels, Restaurants & Leisure — 0.7%
Compass Group PLC	582	$10,289
Galaxy Entertainment Group, Ltd.	2,000	9,612
MGM China Holdings, Ltd.	7,200	13,536
Sands China, Ltd.	3,200	13,003
SJM Holdings, Ltd.	5,302	6,715
Wynn Macau, Ltd.	4,400	8,895

		$62,050

Household Durables — 0.5%
Nikon Corp.	900	$12,797
Panasonic Corp.	2,300	32,945

		$45,742

3

Security	Shares	Value
Household Products — 1.1%
Henkel AG & Co. KGaA, PFC Shares	67	$7,783
Reckitt Benckiser Group PLC	755	67,198
Svenska Cellulosa AB SCA, Class B	953	24,106

		$99,087

Industrial Conglomerates — 1.6%
Koninklijke Philips NV	1,524	$43,654
Siemens AG	790	85,938
Toshiba Corp.	3,000	12,019

		$141,611

Insurance — 2.2%
AIA Group, Ltd.	7,725	$51,375
Allianz SE	111	18,894
Insurance Australia Group, Ltd.	6,584	30,175
Mapfre SA	7,044	26,176
Muenchener Rueckversicherungs-Gesellschaft AG	88	17,177
QBE Insurance Group, Ltd.	891	9,610
Swiss Re AG	78	6,919
Tokio Marine Holdings, Inc.	700	28,536
Zurich Insurance Group AG	30	9,260

		$198,122

Machinery — 0.7%
FANUC Corp.	100	$21,996
Komatsu, Ltd.	700	14,084
SMC Corp.	100	30,082

		$66,162

Media — 1.0%
Pearson PLC	1,759	$35,547
ProSiebenSat.1 Media AG	240	12,271
Reed Elsevier PLC	605	10,013
Sky PLC	1,268	20,907
Vivendi SA	644	16,144

		$94,882

Metals & Mining — 1.9%
Anglo American PLC	449	$7,607
BHP Billiton PLC	1,566	37,641
BHP Billiton, Ltd.	804	20,531
Glencore PLC	7,564	35,934
Newcrest Mining, Ltd.(1)	1,272	14,259
Randgold Resources, Ltd.	149	11,339
Rio Tinto PLC	1,016	45,467
Rio Tinto, Ltd.	67	3,020

		$175,798

Multi-Utilities — 2.0%
AGL Energy, Ltd.	2,249	$26,980
Centrica PLC	6,957	27,163
E.ON SE	3,711	57,773
National Grid PLC	3,224	43,374
RWE AG	1,150	28,577

		$183,867

Oil, Gas & Consumable Fuels — 1.2%
BP PLC	8,130	$58,637
Royal Dutch Shell PLC, Class A	585	18,445
Royal Dutch Shell PLC, Class B	928	29,711
Statoil ASA	236	5,003

		$111,796

4

Security	Shares	Value
Pharmaceuticals — 14.4%
Astellas Pharma, Inc.	1,800	$28,027
AstraZeneca PLC	1,401	96,146
Bayer AG	972	139,902
Daiichi Sankyo Co., Ltd.	1,400	24,316
GlaxoSmithKline PLC	6,239	144,100
Indivior PLC(1)	664	2,031
Merck KGaA	249	26,843
Novartis AG	2,437	248,750
Novo Nordisk A/S, Class B	1,017	57,095
Roche Holding AG PC	883	252,675
Sanofi	1,743	177,421
Shire PLC	640	52,009
Takeda Pharmaceutical Co., Ltd.	1,300	66,743

		$1,316,058

Real Estate Investment Trusts (REITs) — 0.8%
Federation Centres	2,434	$5,655
Goodman Group	4,772	23,416
GPT Group (The)	1,636	5,766
Mirvac Group	9,836	15,582
Stockland	3,151	11,013
Westfield Corp.	1,995	14,832

		$76,264

Real Estate Management & Development — 0.3%
Mitsubishi Estate Co., Ltd.	1,000	$23,537

		$23,537

Road & Rail — 1.7%
Asciano, Ltd.	6,885	$35,774
Aurizon Holdings, Ltd.	5,779	22,062
Central Japan Railway Co.	100	17,861
East Japan Railway Co.	800	70,710
MTR Corp., Ltd.	2,500	12,238

		$158,645

Software — 0.8%
SAP SE	929	$70,200

		$70,200

Specialty Retail — 1.1%
Hennes & Mauritz AB, Class B	1,281	$50,928
Industria de Diseno Textil SA	1,052	33,758
Kingfisher PLC	2,669	14,339

		$99,025

Technology Hardware, Storage & Peripherals — 0.2%
Canon, Inc.	600	$21,393

		$21,393

Textiles, Apparel & Luxury Goods — 1.9%
Adidas AG	587	$48,096
Burberry Group PLC	905	24,126
Compagnie Financiere Richemont SA, Class A	415	36,990
Hugo Boss AG	93	11,444
LVMH Moet Hennessy Louis Vuitton SE	233	40,744
Swatch Group, Ltd. (The), Bearer Shares	33	14,753

		$176,153

Tobacco — 2.7%
British American Tobacco PLC	1,428	$78,459
Imperial Tobacco Group PLC	1,465	71,537
Japan Tobacco, Inc.	2,800	97,778

		$247,774

5

Security	Shares	Value
Transportation Infrastructure — 0.3%
Abertis Infraestructuras SA	678	$12,493
Fraport AG	176	11,132

		$23,625

Wireless Telecommunication Services — 3.0%
KDDI Corp.	1,900	$44,958
NTT DoCoMo, Inc.	1,800	31,883
SoftBank Corp.	1,400	87,514
Vodafone Group PLC	31,692	111,658

		$276,013

Total Common Stocks (identified cost $7,229,010)		$7,896,818

Exchange-Traded Funds — 4.0%

Security	Shares	Value
Equity Funds — 4.0%
iShares MSCI Emerging Markets ETF	4,309	$184,770
iShares MSCI EMU ETF	928	36,600
iShares MSCI Germany ETF	1,004	29,739
iShares MSCI India ETF	127	3,732
iShares MSCI Japan ETF	1,650	21,219
iShares MSCI South Korea Capped ETF	216	13,213
iShares MSCI Switzerland Capped ETF	284	9,809
iShares MSCI United Kingdom ETF	200	3,842
Market Vectors Gold Miners ETF	3,358	67,529

Total Exchange-Traded Funds (identified cost $357,122)		$370,453

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$347	$346,603

Total Short-Term Investments (identified cost $346,603)		$346,603

Total Investments — 94.3% (identified cost $7,932,735)		$8,613,874

Other Assets, Less Liabilities — 5.7%		$517,694

Net Assets — 100.0%		$9,131,568

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.
(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2015 was $699.

6

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	20.8%	$1,898,541
United Kingdom	20.5	1,868,888
Germany	11.2	1,022,093
Switzerland	10.8	989,393
Australia	5.2	478,736
Spain	4.5	406,307
France	3.2	295,907
Sweden	3.0	277,368
Hong Kong	1.9	175,400
Netherlands	1.8	159,213
Singapore	1.2	111,326
Belgium	1.0	86,563
Other (less than 1.0% each)	1.4	127,083

Common Stocks	86.5%	$7,896,818
Exchange-Traded Funds	4.0	370,453
Short-Term Investments	3.8	346,603

Total Investments	94.3%	$8,613,874

A summary of open financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/17/15	Australian Dollar 32,054	United States Dollar 25,112	State Street Trust Company Canada	$—	$(193)	$(193)
6/17/15	Australian Dollar 34,592	United States Dollar 26,786	State Street Trust Company Canada	—	(522)	(522)
6/17/15	Australian Dollar 271,353	United States Dollar 206,768	State Street Trust Company Canada	—	(7,448)	(7,448)
6/17/15	British Pound Sterling 30,276	United States Dollar 44,616	State Street Trust Company Canada	—	(1,844)	(1,844)
6/17/15	British Pound Sterling 107,275	United States Dollar 161,611	State Street Trust Company Canada	—	(3,006)	(3,006)
6/17/15	Canadian Dollar 11,147	United States Dollar 8,819	State Street Trust Company Canada	—	(414)	(414)
6/17/15	Danish Krone 134,628	United States Dollar 19,691	State Street Trust Company Canada	—	(586)	(586)
6/17/15	Euro 26,624	United States Dollar 29,654	State Street Trust Company Canada	—	(258)	(258)
6/17/15	Euro 15,680	United States Dollar 17,094	State Street Trust Company Canada	—	(522)	(522)
6/17/15	Euro 12,161	United States Dollar 12,953	State Street Trust Company Canada	—	(710)	(710)
6/17/15	Euro 25,812	United States Dollar 27,834	State Street Trust Company Canada	—	(1,165)	(1,165)
6/17/15	Euro 23,323	United States Dollar 24,702	State Street Trust Company Canada	—	(1,501)	(1,501)
6/17/15	Euro 61,240	United States Dollar 65,925	State Street Trust Company Canada	—	(2,876)	(2,876)
6/17/15	Euro 119,127	United States Dollar 127,956	State Street Trust Company Canada	—	(5,881)	(5,881)
6/17/15	Euro 135,558	United States Dollar 144,020	State Street Trust Company Canada	—	(8,276)	(8,276)
6/17/15	Euro 219,642	United States Dollar 236,312	State Street Trust Company Canada	—	(10,451)	(10,451)

7

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/17/15	Hong Kong Dollar 4,011,282	Euro 470,480	State Street Trust Company Canada	$11,025	$—	$11,025
6/17/15	Hong Kong Dollar 396,929	United States Dollar 51,209	State Street Trust Company Canada	—	(4)	(4)
6/17/15	Hong Kong Dollar 436,322	United States Dollar 56,271	State Street Trust Company Canada	—	(24)	(24)
6/17/15	Israeli Shekel 51,213	United States Dollar 12,705	State Street Trust Company Canada	—	(559)	(559)
6/17/15	Japanese Yen 3,842,552	United States Dollar 32,269	State Street Trust Company Canada	73	—	73
6/17/15	Japanese Yen 7,735,574	United States Dollar 64,795	State Street Trust Company Canada	—	(20)	(20)
6/17/15	Japanese Yen 2,951,477	United States Dollar 24,666	State Street Trust Company Canada	—	(64)	(64)
6/17/15	Japanese Yen 4,362,181	United States Dollar 36,391	State Street Trust Company Canada	—	(159)	(159)
6/17/15	Japanese Yen 32,716,911	United States Dollar 273,102	State Street Trust Company Canada	—	(1,024)	(1,024)
6/17/15	Japanese Yen 12,611,497	United States Dollar 104,109	State Street Trust Company Canada	—	(1,559)	(1,559)
6/17/15	Norwegian Krone 228,200	United States Dollar 28,238	State Street Trust Company Canada	—	(2,032)	(2,032)
6/17/15	Singapore Dollar 45,520	United States Dollar 32,802	State Street Trust Company Canada	—	(1,571)	(1,571)
6/17/15	Swedish Krona 586,386	United States Dollar 67,904	State Street Trust Company Canada	—	(2,521)	(2,521)
6/17/15	Swiss Franc 180,523	Euro 172,923	State Street Trust Company Canada	478	—	478
6/17/15	Swiss Franc 16,543	United States Dollar 17,396	State Street Trust Company Canada	—	(363)	(363)
6/17/15	Swiss Franc 24,800	United States Dollar 25,375	State Street Trust Company Canada	—	(1,248)	(1,248)
6/17/15	Swiss Franc 56,543	United States Dollar 56,907	State Street Trust Company Canada	—	(3,794)	(3,794)
6/17/15	Swiss Franc 52,354	United States Dollar 52,295	State Street Trust Company Canada	—	(3,909)	(3,909)
6/17/15	Swiss Franc 108,088	United States Dollar 111,994	State Street Trust Company Canada	—	(4,042)	(4,042)
6/17/15	Swiss Franc 179,862	United States Dollar 186,333	State Street Trust Company Canada	—	(6,754)	(6,754)
6/17/15	United States Dollar 121,906	British Pound Sterling 82,213	State Street Trust Company Canada	4,252	—	4,252
6/17/15	United States Dollar 57,182	British Pound Sterling 38,387	State Street Trust Company Canada	1,724	—	1,724
6/17/15	United States Dollar 39,236	British Pound Sterling 26,265	State Street Trust Company Canada	1,069	—	1,069
6/17/15	United States Dollar 53,054	British Pound Sterling 34,548	State Street Trust Company Canada	—	(38)	(38)
6/17/15	United States Dollar 185,870	Danish Krone 1,283,711	State Street Trust Company Canada	7,477	—	7,477
6/17/15	United States Dollar 24,076	Danish Krone 169,212	State Street Trust Company Canada	1,410	—	1,410
6/17/15	United States Dollar 311,251	Euro 283,143	State Street Trust Company Canada	6,853	—	6,853
6/17/15	United States Dollar 96,822	Euro 91,381	State Street Trust Company Canada	5,842	—	5,842

8

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/17/15	United States Dollar 101,500	Euro 93,943	State Street Trust Company Canada	$4,043	$—	$4,043
6/17/15	United States Dollar 38,801	Euro 36,639	State Street Trust Company Canada	2,362	—	2,362
6/17/15	United States Dollar 34,168	Euro 32,083	State Street Trust Company Canada	1,877	—	1,877
6/17/15	United States Dollar 629,936	Hong Kong Dollar 4,888,305	State Street Trust Company Canada	769	—	769
6/17/15	United States Dollar 91,543	Hong Kong Dollar 710,431	State Street Trust Company Canada	119	—	119
6/17/15	United States Dollar 135,756	Japanese Yen 16,461,550	State Street Trust Company Canada	2,171	—	2,171
6/17/15	United States Dollar 167,017	Japanese Yen 20,166,047	State Street Trust Company Canada	1,949	—	1,949
6/17/15	United States Dollar 47,832	Japanese Yen 5,782,896	State Street Trust Company Canada	622	—	622
6/17/15	United States Dollar 29,891	Japanese Yen 3,574,717	State Street Trust Company Canada	61	—	61
6/17/15	United States Dollar 16,682	Singapore Dollar 23,235	State Street Trust Company Canada	863	—	863
6/17/15	United States Dollar 44,404	Swedish Krona 378,788	State Street Trust Company Canada	1,088	—	1,088
6/17/15	United States Dollar 23,085	Swedish Krona 199,361	State Street Trust Company Canada	858	—	858
6/17/15	United States Dollar 182,296	Swiss Franc 175,106	State Street Trust Company Canada	5,686	—	5,686
6/17/15	United States Dollar 46,495	Swiss Franc 46,657	State Street Trust Company Canada	3,592	—	3,592

				$66,263	$(75,338)	$(9,075)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	7 E-mini MSCI Emerging Markets Index	Long	$343,971	$363,545	$19,574
6/15	1 Nikkei 225 Index	Short	(83,877)	(80,741)	3,136
6/15	2 TOPIX Index	Long	258,557	264,431	5,874

					$28,584

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

9

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$28,584	$—

Total		$28,584	$—

Foreign Exchange	Forward foreign currency exchange contracts	$66,263	$(75,338)

Total		$66,263	$(75,338)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,978,281

Gross unrealized appreciation	$826,852
Gross unrealized depreciation	(191,259)

Net unrealized appreciation	$635,593

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$7,896,818 **	$—	$7,896,818
Exchange-Traded Funds	370,453	—	—	370,453
Short-Term Investments	—	346,603	—	346,603
Total Investments	$370,453	$8,243,421	$—	$8,613,874
Forward Foreign Currency Exchange Contracts	$—	$66,263	$—	$66,263
Futures Contracts	19,574	9,010	—	28,584
Total	$390,027	$8,318,694	$—	$8,708,721

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(75,338)	$—	$(75,338)
Total	$—	$(75,338)	$—	$(75,338)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Hexavest U.S. Equity Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.9%

Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)	62	$8,887
United Technologies Corp.	143	16,266

		$25,153

Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)	729	$20,678

		$20,678

Automobiles — 3.0%
Ford Motor Co.	2,396	$37,857
General Motors Co.	608	21,316

		$59,173

Banks — 6.7%
Bank of America Corp.	450	$7,169
Citigroup, Inc.	403	21,488
JPMorgan Chase & Co.	582	36,817
PNC Financial Services Group, Inc. (The)	109	9,999
U.S. Bancorp	525	22,507
Wells Fargo & Co.	635	34,988

		$132,968

Beverages — 4.1%
Coca-Cola Co. (The)	1,287	$52,201
PepsiCo, Inc.	309	29,392

		$81,593

Chemicals — 1.3%
LyondellBasell Industries NV, Class A	259	$26,812

		$26,812

Communications Equipment — 3.1%
Cisco Systems, Inc.	1,244	$35,865
QUALCOMM, Inc.	376	25,568

		$61,433

Construction & Engineering — 1.9%
Fluor Corp.	185	$11,126
Jacobs Engineering Group, Inc.(1)	235	10,072
KBR, Inc.	649	11,338
Quanta Services, Inc.(1)	223	6,447

		$38,983

Consumer Finance — 1.0%
American Express Co.	189	$14,638
Capital One Financial Corp.	76	6,145

		$20,783

Diversified Telecommunication Services — 7.0%
AT&T, Inc.	2,088	$72,328
CenturyLink, Inc.	451	16,218
Verizon Communications, Inc.	1,002	50,541

		$139,087

1

Security	Shares	Value
Electric Utilities — 5.2%
American Electric Power Co., Inc.	67	$3,810
Duke Energy Corp.	186	14,428
Edison International	196	11,944
Entergy Corp.	100	7,718
Exelon Corp.	887	30,176
FirstEnergy Corp.	244	8,762
NextEra Energy, Inc.	41	4,138
PPL Corp.	181	6,160
Southern Co. (The)	204	9,037
Xcel Energy, Inc.	232	7,867

		$104,040

Food & Staples Retailing — 7.8%
Costco Wholesale Corp.	173	$24,748
CVS Health Corp.	56	5,560
Sysco Corp.	302	11,183
Wal-Mart Stores, Inc.	972	75,865
Walgreens Boots Alliance, Inc.	310	25,708
Whole Foods Market, Inc.	251	11,988

		$155,052

Food Products — 1.1%
Archer-Daniels-Midland Co.	440	$21,507

		$21,507

Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	198	$16,699

		$16,699

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	295	$28,482

		$28,482

Household Products — 3.1%
Procter & Gamble Co. (The)	772	$61,382

		$61,382

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	141	$1,868
NRG Energy, Inc.	119	3,004

		$4,872

Insurance — 1.3%
Assurant, Inc.	62	$3,811
MetLife, Inc.	114	5,847
Travelers Companies, Inc. (The)	164	16,582

		$26,240

IT Services — 1.8%
International Business Machines Corp.	73	$12,504
MasterCard, Inc., Class A	68	6,134
Paychex, Inc.	240	11,614
Visa, Inc., Class A	96	6,341

		$36,593

Machinery — 0.7%
Cummins, Inc.	96	$13,273

		$13,273

Media — 1.5%
Comcast Corp., Class A	179	$10,339
Viacom, Inc., Class B	280	19,446

		$29,785

2

Security	Shares	Value
Metals & Mining — 0.6%
Yamana Gold, Inc.	2,976	$11,371

		$11,371

Multi-Utilities — 2.4%
Ameren Corp.	211	$8,638
Consolidated Edison, Inc.	176	10,833
DTE Energy Co.	29	2,309
PG&E Corp.	331	17,517
Public Service Enterprise Group, Inc.	208	8,640

		$47,937

Multiline Retail — 0.6%
Family Dollar Stores, Inc.	157	$12,268

		$12,268

Oil, Gas & Consumable Fuels — 2.7%
Enbridge, Inc.	265	$13,851
Marathon Petroleum Corp.	270	26,614
TransCanada Corp.	291	13,507

		$53,972

Paper & Forest Products — 0.9%
Domtar Corp.	182	$7,866
Louisiana-Pacific Corp.(1)	667	10,165

		$18,031

Pharmaceuticals — 11.5%
AbbVie, Inc.	196	$12,674
Eli Lilly & Co.	714	51,315
Johnson & Johnson	550	54,560
Merck & Co., Inc.	622	37,046
Pfizer, Inc.	2,206	74,850

		$230,445

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	546	$17,772

		$17,772

Software — 7.6%
Microsoft Corp.	1,851	$90,033
Oracle Corp.	1,124	49,029
Symantec Corp.	491	12,238

		$151,300

Specialty Retail — 0.7%
Dick’s Sporting Goods, Inc.	89	$4,829
Staples, Inc.	535	8,731

		$13,560

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	738	$92,361
Hewlett-Packard Co.	413	13,616

		$105,977

Textiles, Apparel & Luxury Goods — 0.2%
Michael Kors Holdings, Ltd.(1)	77	$4,763

		$4,763

Tobacco — 0.6%
Philip Morris International, Inc.	137	$11,435

		$11,435

3

Security	Shares	Value
Trading Companies & Distributors — 0.9%
United Rentals, Inc.(1)	178	$17,191

		$17,191

Wireless Telecommunication Services — 1.7%
Rogers Communications Inc., Class B	929	$33,187

		$33,187

Total Common Stocks (identified cost $1,518,447)		$1,833,797

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
Financial Select Sector SPDR Fund (The)	706	$17,036
Market Vectors Gold Miners ETF	522	10,497
SPDR S&P 500 ETF Trust	100	20,852

Total Exchange-Traded Funds (identified cost $44,436)		$48,385

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$18	$17,667

Total Short-Term Investments (identified cost $17,667)		$17,667

Total Investments — 95.2% (identified cost $1,580,550)		$1,899,849

Other Assets, Less Liabilities — 4.8%		$95,232

Net Assets — 100.0%		$1,995,081

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2015 was $150.

A summary of open financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
6/17/15	Canadian Dollar 27,327	United States Dollar 21,347	State Street Trust Company Canada	$—	$(1,289)	$(1,289)
6/17/15	Canadian Dollar 63,085	United States Dollar 49,911	State Street Trust Company Canada	—	(2,343)	(2,343)

				$—	$(3,632)	$(3,632)

4

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectve. The Fund enters into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,632.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,582,787

Gross unrealized appreciation	$345,986
Gross unrealized depreciation	(28,924)

Net unrealized appreciation	$317,062

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$1,833,797	*	$—	$—	$1,833,797
Exchange-Traded Funds	48,385		—	—	48,385
Short-Term Investments	—		17,667	—	17,667
Total Investments	$1,882,182		$17,667	$—	$1,899,849

Liability Description
Forward Foreign Currency Exchange Contracts	$—		$(3,632)	$—	$(3,632)
Total	$—		$(3,632)	$—	$(3,632)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 22, 2015